Financial Instruments - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 292,243
Beginning balance	(277,532)
Transfers out	0	£ 0
Transfers out	0	£ 0
Ending Balance	284,341
Ending Balance	(269,428)
Level 3 | Other financial liabilities at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	(3)
Fair value movements	0
Foreign exchange and other movements	0
Purchases	0
Transfers out	0
Netting	0
Settlements	3
Ending Balance	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0
Level 3 | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	(15)
Fair value movements	(1)
Foreign exchange and other movements	0
Purchases	0
Transfers out	0
Netting	0
Settlements	7
Ending Balance	(9)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(1)
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	(12)
Fair value movements	(1)
Foreign exchange and other movements	0
Purchases	0
Transfers out	0
Netting	0
Settlements	4
Ending Balance	(9)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(1)
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	127
Fair value movements	62
Foreign exchange and other movements	(6)
Purchases	1
Transfers out	(46)
Netting	(2)
Settlements	(7)
Ending Balance	129
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	56
Level 3 | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	181
Fair value movements	76
Foreign exchange and other movements	(6)
Purchases	1
Transfers out	(46)
Netting	(2)
Settlements	(15)
Ending Balance	189
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	70
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	54
Fair value movements	14
Foreign exchange and other movements	0
Purchases	0
Transfers out	0
Netting	0
Settlements	(8)
Ending Balance	60
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	£ 14